DEFERRED TAX	12 Months Ended
Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
DEFERRED TAX	DEFERRED TAX
The movements in the deferred tax liabilities and assets during the years ended December 31, 2024 and 2023, are as follows:

Deferred tax liabilities

	Collaboration revenue	License revenue - transitional adjustment	Difference allowance in excess of related depreciation	Right of use assets	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2023	—	—	(7,751)	(114)	(7,865)
Deferred tax charged/(credited) to the statement of profit or loss during the year	—	(3,144)	4,563	(6,374)	(4,955)
Deferred tax liabilities at December 31, 2023	—	(3,144)	(3,188)	(6,488)	(12,820)
At January 1, 2024	—	(3,144)	(3,188)	(6,488)	(12,820)
Deferred tax charged/(credited) to the statement of profit or loss during the year	—	1,641	613	592	2,846
Deferred tax liabilities at December 31, 2024	—	(1,503)	(2,575)	(5,896)	(9,974)

Deferred tax assets

	Losses available for offsetting against future taxable profits	Difference in intangible assets amortization	Accrued expense	Lease liability	Cost recovery of R&D expense	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2023	—	1,250	3,449	120	3,046	7,865
Deferred tax charged to the statement of profit or loss during the year	1,521	1,551	(1,500)	6,429	(3,046)	4,955
Deferred tax assets at December 31, 2023	1,521	2,801	1,949	6,549	—	12,820
At January 1, 2024	1,521	2,801	1,949	6,549	—	12,820
Deferred tax charged to the statement of profit or loss during the year	(1,521)	486	(1,305)	(506)	—	(2,846)
Deferred tax assets at December 31, 2024	—	3,287	644	6,043	—	9,974
The Company has tax losses arising in Hong Kong of $0.1 million in 2024 (2023: $0.4 million) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose.

The Company has no tax losses arising in Greater China in 2024. The Company did have a benefit of $19.1 million arising from a previously unrecognized tax loss from a prior period used to reduce current tax expense, which resulted in a zero net operating loss balance as of December 31, 2024.
The Company has tax losses arising in Ireland of $42.1 million in 2024 (2023 $134.8 million) that can be carried back for 1 year and carried forward indefinitely for offsetting against taxable profits of the company.
The Company has no tax losses arising in the United States of America in 2024 (2023: $48.8 million) that are available indefinitely for offsetting against up to 80% of future taxable profits of the companies in which the losses arose.
Deferred tax assets have not been recognized in respect of these tax losses as it is not considered probable that taxable profits will be available against which the tax losses can be utilized.
Gross Deferred tax assets have not been recognized in respect of the following items as of the end of the reporting year:

	2024	2023
	US$’000	US$’000
Deductible temporary differences	579,034	440,801
Tax losses and credits	1,136,712	1,241,550
Total	1,715,746	1,682,351
Deferred income tax assets are recognized for tax losses carried-forward to the extent that realization of the related tax benefit through future taxable profits is probable. Deferred tax assets have not been recognized in respect of the above items as it is not considered probable that taxable profits will be available against which the above items can be utilized.
Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in Greater China. The requirement is effective from January 1, 2008 and applies to earnings after December 31, 2007. A lower withholding tax rate may be applied if there is a tax treaty between Greater China and the jurisdiction of the foreign investors. For the Company, the applicable rate is 10%. The Company is therefore liable for withholding taxes on dividends distributed by those subsidiaries established in Greater China in respect of earnings generated from January 1, 2008.
At December 31, 2024 and 2023, the subsidiaries in Greater China had no distributable retained earnings.
According to the US tax laws, dividends payable by the Company’s U.S. entity, to non-United States resident enterprises shall be subject to 30% withholding tax. A lower withholding tax rate may be applied if there is a tax treaty between the United States and the jurisdiction of the foreign investors.
At December 31, 2024 and 2023, the subsidiary in US had no distributable retained earnings.